Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (91.2%)
Data Center REITs (7.8%)
	Equinix Inc.	60,972	50,322
	Digital Realty Trust Inc.	238,658	34,376
			84,698
Diversified REITs (1.9%)
	WP Carey Inc.	172,432	9,732
	Essential Properties Realty Trust Inc.	122,633	3,269
	Broadstone Net Lease Inc.	147,425	2,310
	Global Net Lease Inc.	153,648	1,194
	Empire State Realty Trust Inc. Class A	107,887	1,093
	Alexander & Baldwin Inc.	56,991	939
	American Assets Trust Inc.	38,185	837
	Armada Hoffler Properties Inc.	53,341	555
	Gladstone Commercial Corp.	31,441	435
	One Liberty Properties Inc.	13,494	305
	NexPoint Diversified Real Estate Trust	25,827	170
			20,839
Health Care REITs (8.1%)
	Welltower Inc.	435,995	40,739
	Ventas Inc.	317,278	13,814
	Healthpeak Properties Inc.	558,763	10,477
	Omega Healthcare Investors Inc.	193,418	6,126
	Healthcare Realty Trust Inc. Class A	301,355	4,264
	Sabra Health Care REIT Inc.	181,749	2,684
	CareTrust REIT Inc.	93,633	2,282
[1]	Medical Properties Trust Inc.	470,383	2,211
	National Health Investors Inc.	34,160	2,146
	LTC Properties Inc.	32,558	1,059
	Community Healthcare Trust Inc.	20,352	540
	Global Medical REIT Inc.	49,287	431
	Universal Health Realty Income Trust	10,311	379
	Diversified Healthcare Trust	133,550	329
			87,481
Hotel & Resort REITs (2.9%)
	Host Hotels & Resorts Inc.	556,090	11,500
	Ryman Hospitality Properties Inc.	44,812	5,181
	Park Hotels & Resorts Inc.	165,044	2,886
	Apple Hospitality REIT Inc.	170,861	2,799
	Sunstone Hotel Investors Inc.	153,398	1,709
	DiamondRock Hospitality Co.	164,738	1,583
	Pebblebrook Hotel Trust	94,700	1,459

		Shares	Market Value ($000)
	RLJ Lodging Trust	122,479	1,447
	Xenia Hotels & Resorts Inc.	82,675	1,241
	Service Properties Trust	130,253	883
	Summit Hotel Properties Inc.	85,208	555
	Chatham Lodging Trust	38,363	388
			31,631
Industrial REITs (12.6%)
	Prologis Inc.	728,070	94,809
	Rexford Industrial Realty Inc.	166,359	8,368
	EastGroup Properties Inc.	36,491	6,560
	Americold Realty Trust Inc.	223,898	5,579
	STAG Industrial Inc.	143,350	5,510
	First Industrial Realty Trust Inc.	104,474	5,489
	Terreno Realty Corp.	67,118	4,457
	Innovative Industrial Properties Inc.	22,077	2,286
	LXP Industrial Trust	233,107	2,103
	Plymouth Industrial REIT Inc.	32,050	721
	Industrial Logistics Properties Trust	45,418	195
			136,077
Multi-Family Residential REITs (8.4%)
	AvalonBay Communities Inc.	111,917	20,767
	Equity Residential	284,289	17,942
	Essex Property Trust Inc.	50,587	12,384
	Mid-America Apartment Communities Inc.	91,900	12,092
	UDR Inc.	246,554	9,224
	Camden Property Trust	84,261	8,291
	Apartment Income REIT Corp. Class A	115,562	3,752
	Independence Realty Trust Inc.	176,745	2,851
	Elme Communities	68,817	958
	Veris Residential Inc.	58,231	886
*	Apartment Investment & Management Co. Class A	103,055	844
	Centerspace	11,888	679
	NexPoint Residential Trust Inc.	18,144	584
			91,254
Office REITs (4.7%)
	Alexandria Real Estate Equities Inc.	130,225	16,787
	Boston Properties Inc.	117,797	7,693
	Vornado Realty Trust	127,162	3,659
	Kilroy Realty Corp.	87,549	3,189
	Cousins Properties Inc.	119,402	2,870
	SL Green Realty Corp.	50,652	2,792
	Highwoods Properties Inc.	83,154	2,177
	COPT Defense Properties	88,676	2,143
	Douglas Emmett Inc.	131,048	1,818
*	Equity Commonwealth	83,929	1,585
	JBG SMITH Properties	71,446	1,147
	Easterly Government Properties Inc. Class A	75,362	867
	Piedmont Office Realty Trust Inc. Class A	97,935	689
	Brandywine Realty Trust	135,198	649
	Hudson Pacific Properties Inc.	99,587	642
	Paramount Group Inc.	128,586	603
	Peakstone Realty Trust	28,580	461
	NET Lease Office Properties	11,490	274
	City Office REIT Inc.	30,352	158
	Orion Office REIT Inc.	41,516	146
	Franklin Street Properties Corp.	63,739	145

		Shares	Market Value ($000)
	Office Properties Income Trust	40,122	82
			50,576
Other Specialized REITs (6.4%)
	VICI Properties Inc. Class A	815,328	24,289
	Iron Mountain Inc.	230,111	18,457
	Gaming & Leisure Properties Inc.	210,294	9,688
	Lamar Advertising Co. Class A	69,099	8,251
	EPR Properties	59,215	2,514
	Outfront Media Inc.	110,254	1,851
	Four Corners Property Trust Inc.	71,185	1,742
	Uniti Group Inc.	187,562	1,107
	Safehold Inc.	36,208	746
	Farmland Partners Inc.	35,772	397
	Gladstone Land Corp.	26,501	353
			69,395
Retail REITs (13.0%)
	Simon Property Group Inc.	257,076	40,230
	Realty Income Corp.	655,457	35,460
	Kimco Realty Corp.	531,131	10,415
	Regency Centers Corp.	138,271	8,374
	NNN REIT Inc.	143,786	6,145
	Federal Realty Investment Trust	57,986	5,921
	Brixmor Property Group Inc.	237,338	5,566
	Agree Realty Corp.	79,029	4,514
	Kite Realty Group Trust	172,453	3,739
	Phillips Edison & Co. Inc.	94,007	3,372
	Macerich Co.	169,329	2,918
	Tanger Inc.	84,637	2,499
	SITE Centers Corp.	148,384	2,174
	Urban Edge Properties	92,465	1,597
	InvenTrust Properties Corp.	53,247	1,369
	Acadia Realty Trust	80,357	1,367
	Retail Opportunity Investments Corp.	99,130	1,271
	Getty Realty Corp.	39,355	1,076
	NETSTREIT Corp.	54,198	996
	Whitestone REIT	36,658	460
	Saul Centers Inc.	10,346	398
	Alexander's Inc.	1,799	391
	CBL & Associates Properties Inc.	8,766	201
*,2	Spirit MTA REIT	42,040	—
			140,453
Self-Storage REITs (6.6%)
	Public Storage	124,689	36,167
	Extra Space Storage Inc.	166,528	24,480
	CubeSmart	177,323	8,019
	National Storage Affiliates Trust	62,037	2,429
			71,095
Single-Family Residential REITs (4.5%)
	Invitation Homes Inc.	482,408	17,179
	Sun Communities Inc.	98,047	12,607
	American Homes 4 Rent Class A	256,393	9,430
	Equity LifeStyle Properties Inc.	139,371	8,975
	UMH Properties Inc.	50,830	825
			49,016
Telecom Tower REITs (11.8%)
	American Tower Corp.	367,308	72,577

		Shares	Market Value ($000)
	Crown Castle Inc.	341,785	36,171
	SBA Communications Corp. Class A	85,027	18,425
			127,173
Timber REITs (2.5%)
	Weyerhaeuser Co.	575,260	20,658
	Rayonier Inc.	110,743	3,681
	PotlatchDeltic Corp.	62,386	2,933
			27,272
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,087,605)			986,960
Real Estate Management & Development (7.9%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	27,525	1,596
	RMR Group Inc. Class A	12,347	296
			1,892
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	25,587	1,858
*	Forestar Group Inc.	15,809	636
			2,494
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	128,253	2,471
	Kennedy-Wilson Holdings Inc.	87,538	751
*	Seritage Growth Properties Class A	28,792	278
			3,500
Real Estate Services (7.2%)
*	CoStar Group Inc.	321,834	31,089
*	CBRE Group Inc. Class A	240,355	23,372
*	Jones Lang LaSalle Inc.	37,597	7,335
*	Zillow Group Inc. Class C	121,495	5,927
*	Zillow Group Inc. Class A	44,174	2,114
*	Cushman & Wakefield plc	142,897	1,495
*	Opendoor Technologies Inc.	421,832	1,278
	Newmark Group Inc. Class A	113,055	1,254
*	Compass Inc. Class A	291,789	1,050
	Marcus & Millichap Inc.	19,602	670
	eXp World Holdings Inc.	60,443	624
*	Redfin Corp.	90,559	602
*	Anywhere Real Estate Inc.	77,247	477
*	Offerpad Solutions Inc.	7,862	64
*	Doma Holdings Inc.	4,357	20
			77,371
Total Real Estate Management & Development (Cost $101,357)			85,257

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $9,221)	5.407%	92,223	9,221
Total Investments (100.0%) (Cost $1,198,183)				1,081,438
Other Assets and Liabilities—Net (0.0%)				71
Net Assets (100%)				1,081,509
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,408,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,498,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Equinix Inc.	8/30/24	BANA	11,555	(5.428)	—	(817)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at March 31, 2024.
C. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,072,217	—	—	1,072,217
Temporary Cash Investments	9,221	—	—	9,221
Total	1,081,438	—	—	1,081,438

Derivative Financial Instruments
Liabilities
Swap Contracts	—	817	—	817